American Century Investments®
Quarterly Portfolio Holdings
NT Mid Cap Value Fund
December 31, 2020

NT Mid Cap Value - Schedule of Investments
DECEMBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.0%
Aerospace and Defense — 2.9%
BAE Systems plc	2,096,739	14,023,493
General Dynamics Corp.	109,936	16,360,676
Textron, Inc.	276,146	13,346,136
		43,730,305
Airlines — 1.6%
Southwest Airlines Co.	536,561	25,009,108
Auto Components — 1.4%
Aptiv plc	76,964	10,027,640
BorgWarner, Inc.	306,778	11,853,902
		21,881,542
Automobiles — 1.0%
Honda Motor Co. Ltd., ADR	536,588	15,158,611
Banks — 4.9%
Commerce Bancshares, Inc.	272,142	17,879,729
Eastern Bankshares, Inc.(1)	231,803	3,780,707
M&T Bank Corp.	95,472	12,153,586
PNC Financial Services Group, Inc. (The)	70,083	10,442,367
Truist Financial Corp.	420,707	20,164,486
Westamerica BanCorp	201,534	11,142,815
		75,563,690
Building Products — 1.3%
Johnson Controls International plc	436,526	20,337,746
Capital Markets — 7.1%
Ameriprise Financial, Inc.	108,275	21,041,081
Bank of New York Mellon Corp. (The)	602,708	25,578,927
Northern Trust Corp.	388,827	36,215,347
State Street Corp.	132,223	9,623,190
T. Rowe Price Group, Inc.	107,230	16,233,550
		108,692,095
Commercial Services and Supplies — 1.6%
Republic Services, Inc.	251,795	24,247,859
Communications Equipment — 1.6%
F5 Networks, Inc.(1)	137,807	24,245,764
Containers and Packaging — 3.3%
Graphic Packaging Holding Co.	767,455	13,000,688
Packaging Corp. of America	93,406	12,881,621
Sonoco Products Co.	420,917	24,939,332
		50,821,641
Distributors — 1.0%
Genuine Parts Co.	147,980	14,861,631
Electric Utilities — 4.4%
Edison International	360,892	22,671,236
Evergy, Inc.	157,038	8,717,179
Eversource Energy	23,014	1,990,941
Pinnacle West Capital Corp.	311,503	24,904,665
Xcel Energy, Inc.	138,137	9,209,594
		67,493,615
Electrical Equipment — 5.6%
Emerson Electric Co.	437,679	35,176,261

Hubbell, Inc.	153,214	24,022,423
nVent Electric plc	1,162,513	27,074,928
		86,273,612
Electronic Equipment, Instruments and Components — 0.9%
TE Connectivity Ltd.	108,778	13,169,752
Energy Equipment and Services — 0.3%
Baker Hughes Co.	201,867	4,208,927
Equity Real Estate Investment Trusts (REITs) — 3.9%
Healthcare Trust of America, Inc., Class A	318,332	8,766,863
Healthpeak Properties, Inc.	456,200	13,790,926
MGM Growth Properties LLC, Class A	487,868	15,270,269
Welltower, Inc.	127,808	8,258,953
Weyerhaeuser Co.	409,662	13,735,967
		59,822,978
Food and Staples Retailing — 2.5%
Koninklijke Ahold Delhaize NV	880,218	24,857,516
Sysco Corp.	176,978	13,142,386
		37,999,902
Food Products — 5.1%
Conagra Brands, Inc.	655,603	23,772,165
J.M. Smucker Co. (The)	181,798	21,015,849
Kellogg Co.	230,212	14,326,093
Mondelez International, Inc., Class A	117,652	6,879,112
Orkla ASA	1,260,965	12,793,342
		78,786,561
Gas Utilities — 1.6%
Atmos Energy Corp.	130,994	12,500,757
Spire, Inc.	188,368	12,063,087
		24,563,844
Health Care Equipment and Supplies — 6.0%
Becton Dickinson and Co.	65,461	16,379,651
Envista Holdings Corp.(1)	525,723	17,732,637
Hill-Rom Holdings, Inc.	83,959	8,225,463
Hologic, Inc.(1)	80,291	5,847,594
Zimmer Biomet Holdings, Inc.	279,837	43,120,083
		91,305,428
Health Care Providers and Services — 6.6%
Cardinal Health, Inc.	358,198	19,185,085
Henry Schein, Inc.(1)	235,681	15,757,632
McKesson Corp.	95,092	16,538,400
Quest Diagnostics, Inc.	188,493	22,462,711
Universal Health Services, Inc., Class B	194,636	26,762,450
		100,706,278
Health Care Technology — 1.4%
Cerner Corp.	276,658	21,712,120
Hotels, Restaurants and Leisure — 1.1%
Sodexo SA	192,728	16,313,898
Household Durables — 0.2%
Mohawk Industries, Inc.(1)	22,381	3,154,602
Household Products — 0.7%
Kimberly-Clark Corp.	84,484	11,390,978
Insurance — 5.9%
Aflac, Inc.	449,184	19,975,212
Arthur J. Gallagher & Co.	89,469	11,068,210
Brown & Brown, Inc.	59,212	2,807,241

Chubb Ltd.	228,582	35,183,341
Reinsurance Group of America, Inc.	178,524	20,690,932
		89,724,936
Leisure Products — 0.6%
Polaris, Inc.	103,475	9,859,098
Machinery — 4.3%
Crane Co.	109,704	8,519,613
Cummins, Inc.	40,469	9,190,510
IMI plc	1,061,511	16,997,807
Oshkosh Corp.	194,890	16,774,182
PACCAR, Inc.	175,276	15,122,813
		66,604,925
Media — 1.1%
Fox Corp., Class B	593,380	17,136,814
Multi-Utilities — 1.8%
Ameren Corp.	77,603	6,057,690
NorthWestern Corp.	360,315	21,009,968
		27,067,658
Multiline Retail — 1.0%
Dollar Tree, Inc.(1)	136,142	14,708,782
Oil, Gas and Consumable Fuels — 1.9%
Cimarex Energy Co.	229,365	8,603,481
ConocoPhillips	506,902	20,271,011
		28,874,492
Paper and Forest Products — 1.3%
Mondi plc	845,047	19,944,660
Road and Rail — 1.4%
Heartland Express, Inc.	634,820	11,490,242
Norfolk Southern Corp.	42,029	9,986,511
		21,476,753
Semiconductors and Semiconductor Equipment — 1.7%
Applied Materials, Inc.	207,409	17,899,397
Maxim Integrated Products, Inc.	80,919	7,173,469
Microchip Technology, Inc.	6,687	923,542
		25,996,408
Software — 0.5%
Open Text Corp.	182,107	8,278,584
Specialty Retail — 1.5%
Advance Auto Parts, Inc.	144,522	22,763,660
Technology Hardware, Storage and Peripherals — 1.3%
HP, Inc.	797,815	19,618,271
Thrifts and Mortgage Finance — 0.6%
Capitol Federal Financial, Inc.	688,306	8,603,825
Trading Companies and Distributors — 1.1%
MSC Industrial Direct Co., Inc., Class A	203,213	17,149,145
Wireless Telecommunication Services — 1.0%
Rogers Communications, Inc., Class B	327,871	15,264,071
TOTAL COMMON STOCKS (Cost $1,165,687,137)		1,454,524,569
EXCHANGE-TRADED FUNDS — 2.3%
iShares Russell Mid-Cap Value ETF (Cost $27,641,021)	360,741	34,977,447
TEMPORARY CASH INVESTMENTS — 2.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.75%, 11/30/23 - 11/15/43, valued at $15,316,509), in a joint trading account at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $15,004,181)		15,004,081

Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 10/15/23, valued at $19,132,212), at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $18,757,125)		18,757,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	14,953	14,953
TOTAL TEMPORARY CASH INVESTMENTS (Cost $33,776,034)		33,776,034
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $1,227,104,192)		1,523,278,050
OTHER ASSETS AND LIABILITIES — 0.5%		7,589,289
TOTAL NET ASSETS — 100.0%		$1,530,867,339

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,087,813	CAD	16,671,257	Morgan Stanley	3/31/21	$(12,299)
EUR	997,142	USD	1,216,429	Credit Suisse AG	3/31/21	4,090
USD	36,131,662	EUR	29,425,574	Credit Suisse AG	3/31/21	114,263
USD	866,709	EUR	705,887	Credit Suisse AG	3/31/21	2,692
GBP	1,047,049	USD	1,399,127	JPMorgan Chase Bank N.A.	3/31/21	33,471
USD	44,071,745	GBP	32,728,115	JPMorgan Chase Bank N.A.	3/31/21	(707,644)
USD	1,151,072	GBP	845,341	JPMorgan Chase Bank N.A.	3/31/21	(5,544)
JPY	32,657,079	USD	315,466	Bank of America N.A.	3/31/21	1,130
USD	9,374,043	JPY	972,182,018	Bank of America N.A.	3/31/21	(50,853)
USD	10,449,504	NOK	90,826,048	Goldman Sachs & Co.	3/31/21	(140,000)
USD	290,569	NOK	2,486,623	Goldman Sachs & Co.	3/31/21	651
						$(760,043)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	29,706,812	14,023,493	—
Food and Staples Retailing	13,142,386	24,857,516	—
Food Products	65,993,219	12,793,342	—
Hotels, Restaurants and Leisure	—	16,313,898	—
Machinery	49,607,118	16,997,807	—
Paper and Forest Products	—	19,944,660	—
Wireless Telecommunication Services	—	15,264,071	—
Other Industries	1,175,880,247	—	—
Exchange-Traded Funds	34,977,447	—	—
Temporary Cash Investments	14,953	33,761,081	—
	1,369,322,182	153,955,868	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
	—	156,297	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	916,340	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.